Convertible note	12 Months Ended
Sep. 30, 2024
Convertible note
Convertible note

Note 10 - Convertible note

On December 30, 2022, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Streeterville Capital, LLC, a Utah limited liability company (the “Investor”), pursuant to which the Company issued to the Investor an unsecured convertible note, on December 30, 2022, in the original principal amount of $3,230,000 (the “Note”, and together with the Purchase Agreement, the “Agreement”), convertible into Class A ordinary shares, no par value, of the Company (“Class A Ordinary Shares”). The Note bears an interest rate of 7% per annum and will be matured on December 30, 2023.

Under the Agreement, the Investor has the right to redeem the Note sixty (60) days after the purchase price of the Note was delivered by the Investor to the Company, and redemptions may be satisfied in cash or Class A Ordinary Shares, at the Company’s election. However, the Company will be required to pay the redemption amount in cash, if there is an Equity Conditions Failure (as defined in the Note). If the Company elects to satisfy a redemption in Class A Ordinary Shares, such Class A Ordinary Shares shall be issued at a redemption conversion price of the lower of (i) $2.00 per share, subject to adjustment as provided in the Note, and (ii) 80% of the Nasdaq Minimum Price (as defined in the Note).

The Note does not contain a floor price for the possible future redemption conversions into Class A Ordinary Shares, and a future conversion pursuant to the Agreement could potentially result in a substantial dilutive effect on the existing shareholders of the Company. Pursuant to the relevant Nasdaq Listing Rule guidance, the Nasdaq Staff has stated its position that, in determining whether the issuance of a future priced security raises public interest concerns, Nasdaq Staff will consider, among other things, whether a future priced security includes features to limit the potential dilutive effect of its conversion or exercise, including floors on the conversion or exercise price. To limit the potential dilutive effect of a redemption conversion on the existing shareholders of the Company, the board of directors of the Company approved on February 15, 2023 that the Company shall repay the Note in cash in the event any redemption conversions would result in the aggregate effective conversion price falling below $0.12. For the fiscal year ended September 30, 2023, 8,996,865 Class A Ordinary Shares were issued for the redemption of $1.25 million convertible notes. After the redemption by Class A Ordinary Shares mentioned above, the outstanding principal of convertible note was $2.0 million and interest payable was $157,801 as of September 30, 2023.

On November 29, 2023, the Company entered into a forbearance agreement (the “Agreement”) with the Investor, pursuant to which the Investor agreed to refrain and forbear from bringing any action to enforce any remedies against the Company for failure to deliver the cash amount in accordance to a certain redemption notice delivered to the Company by the Lender on November 20, 2023 (the “Forbearance”). In exchange for the Forbearance, the Company agreed to pay the Lender a forbearance fee equal to 3.25% of the outstanding balance as of the date of the Agreement.

The Forbearance will terminate immediately upon the Company’s failure to comply with certain terms and conditions set forth in the Agreement. Upon termination of the Forbearance, the Investor may seek all recourse available to it under the terms of the Note, the Agreement, any other documents entered into in conjunction therewith, or applicable laws. In addition, except as expressly set forth in the Agreement, the Forbearance does not constitute a waiver of, or an amendment to, any right, power, or remedy of the Investor under the Note or all other documents entered into in conjunction therewith as in effect prior to the date of the Agreement.

For the fiscal years ended September 30, 2024 and 2023, 4,426,685 and 299,896 Class A Ordinary Shares were issued for the redemption of $2.42 million and $1.25 million convertible note, respectively.